Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2026
Intangible Assets
Schedule of intangible assets

	January 31,	January 31,
	2026	2025
Cost
Customer agreements and relationships	407,943	354,049
Existing technology	529,536	466,832
Trade names	13,024	12,142
Non-compete covenants	17,300	16,483
	967,803	849,506
Accumulated amortization
Customer agreements and relationships	226,397	189,908
Existing technology	384,307	316,506
Trade names	10,280	8,889
Non-compete covenants	14,750	12,933
	635,734	528,236
Net	332,069	321,270